Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 15,573	$ 4,662
Interest-bearing demand deposits	9,680	9,653
Cash and cash equivalents	25,253	14,315
Available-for-sale securities	123,991	44,959
Loans, net of allowance for loan losses of $2,043 and $2,122 at December 31, 2018 and 2017, respectively	407,640	366,467
Premises and equipment	12,117	11,740
Federal Home Loan Bank stock	4,243	4,164
Foreclosed assets held for sale, net	91	397
Core deposit and other intangible assets	1,692
Accrued interest receivable	1,798	993
Deferred federal income tax	0	349
Bank-owned life insurance	13,115	12,114
Other assets	3,273	3,834
Total Assets	593,213	459,332
Deposits
Demand	309,505	237,980
Savings	111,251	82,169
Time	104,687	65,817
Total deposits	525,443	385,966
Securities sold under repurchase agreements	8,068	11,085
Federal Home Loan Bank advances	106	10,022
Subordinated debentures	4,124	4,124
Deferred federal income tax	219	0
Interest payable and other liabilities	4,610	4,240
Total liabilities	542,570	415,437
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2018 – 5,926,851 shares, 2017 - 5,435,304 shares; outstanding 2018 – 5,739,203, 2017 – 5,244,105	5,927	5,435
Additional paid-in capital	22,556	18,020
Retained earnings	24,321	23,260
Stock held by deferred compensation plan; 2018 – 182,457 shares, 2017 – 185,355 shares	(1,701)	(1,671)
Unearned ESOP compensation	(404)	(683)
Accumulated other comprehensive income loss	(10)	(420)
Treasury stock, at cost 2018 - 5,744 shares, 2017 - 5,744 shares	(46)	(46)
Total stockholders' equity	50,643	43,895
Total liabilities and stockholders' equity	$ 593,213	$ 459,332